Annual Total Returns [BarChart] - TCW Relative Value Large Cap Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(3.61%)
Annual Return 2012	19.40%
Annual Return 2013	36.27%
Annual Return 2014	10.99%
Annual Return 2015	(6.19%)
Annual Return 2016	17.02%
Annual Return 2017	15.27%
Annual Return 2018	(16.95%)
Annual Return 2019	26.23%
Annual Return 2020	6.35%